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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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 1.    Name and address of issuer:

       Sound Shore Fund, Inc.
       Two Portland Square
       Portland, Maine 04101

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]


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 3.    Investment Company Act File Number: 811-4244

       Securities Act File Number: 2-96141

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 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2006

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 4(b). [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). [ ] Check box if this is the last time the issuer will be filing this
           Form.

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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                           $987,164,804
                                                                  ------------

      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                        $547,392,534
                                                 ------------

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             PRIOR fiscal year ending no
             earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the
             Commission:                         $          0
                                                 ------------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                    -   $547,392,534
                                                                  ------------

      (v)    Net sales -- if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                          $439,772,270
                                                                  ------------

      (vi)   Redemption credits available for
             use in future years -- if Item
             5(i) is less than Item 5(iv)
             [subtract Item5(iv) from Item
             5(i)]:                              $          0
                                                 ------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                                $  0.0000307
                                                                  ------------

      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):                           =   $     13,502
                                                                  ============
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

      Not applicable

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

      Not applicable
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7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year
      (see Instruction D):
                                                              +   $          0
                                                                  ------------
8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:            =   $     13,502
                                                                  ============
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox  depository: March 27, 2007

      Method of Delivery:

                       [x] Wire Transfer
                       [ ] Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Simon D. Collier
                          -------------------------
                          Simon D. Collier
                          Treasurer

Date: March 28, 2007
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* Please print the name and title of the signing officer below the signature.